Group information - Additional information (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [abstract]
Percentage of Fee on Net Profit	100.00%
Amounts of pledged equity interest of WSC	€ 154,145	€ 148,733